Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 13, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 13, 2023	Oct. 26, 2022	Jun. 16, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Research and development		$ 10,915	$ 6,802	$ 32,101	$ 25,401	$ 20,411
Interest expense		(454)	(525)	(4,633)	(1,728)	(5,257)
Accumulated deficit		401,405		376,797	325,268
Net loss		24,608	11,657	51,529	31,545	10,019
Net cash outflows from operations		13,574	9,509	45,226	34,800	29,287
Cash		8,988		7,065	$ 9,483
Working capital deficit		$ 3,200		$ 1,900
Debt Instrument [Line Items]
ELOC, right to sell common stock							$ 35,000	$ 150,000	$ 150,000
Common stock, par value (in usd per share)		$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
ELOC, ownership restriction percentage									9.90%
ELOC, floor stock price (in usd per share)									$ 1
Proceeds from stock issuance		$ 15,700
Issuance of stock (in shares)		13,239,654
Marketable investments		$ 1,200		$ 1,200	$ 1,200
Warrants, quoted price (in usd per share)		$ 0.07		$ 0.11
Warrants outstanding (in shares)		17,916,609		17,916,609
SR&ED investment tax credit		$ 0	$ 400	$ 100	$ 1,500	$ 2,100
Subsequent Event
Debt Instrument [Line Items]
ELOC, right to sell common stock							$ 35,000
Revision of Prior Period, Error Correction, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Research and development				300
Interest expense				$ 300
Term Loan | Line of Credit | Subsequent Event
Debt Instrument [Line Items]
Face amount	$ 50,000
Drawdown fee percentage	2.00%
Interest rate	10.00%
Interest rate, PIK	11.00%
Premium payment, percentage of amount prepaid from common stock issuance proceeds	10.00%
Term Loan | Line of Credit | Subsequent Event | Debt repayment period one
Debt Instrument [Line Items]
Prepayment premium percentage	3.00%
Term Loan | Line of Credit | Subsequent Event | Debt repayment period two
Debt Instrument [Line Items]
Prepayment premium percentage	2.00%
Term Loan | Line of Credit | Subsequent Event | Debt repayment period three
Debt Instrument [Line Items]
Prepayment premium percentage	1.00%
Term Loan | Line of Credit | Subsequent Event | Debt tranche one
Debt Instrument [Line Items]
Face amount	$ 15,000
Term Loan | Line of Credit | Subsequent Event | Debt tranche two
Debt Instrument [Line Items]
Face amount	15,000
Term Loan | Line of Credit | Subsequent Event | Debt tranche three
Debt Instrument [Line Items]
Face amount	20,000
Non-dilutive financing	$ 25,000